Income tax (Details) - EUR (€) € in Thousands		12 Months Ended
	Apr. 13, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Maximum amount of taxable profits that can be set off against tax loss carryforwards		€ 1,000
Taxable profits that can be setoff against remaining loss carryforwards (in percent)		60.00%
Taxable profits are subject to taxable in excess of $1,000 (in percent)		40.00%
Effective tax benefit/ (expense)		€ (726)	€ (252)	€ 110
Income tax expenses		403	203	243
Deferred tax (income) expenses on taxable temporary differences		(2,843)	656	472
Deferred tax benefits (expense) from net operating loss carryforwards		(1,716)	1,111	605
Deferred tax liabilities related to taxable temporary differences on the equity component of the convertible loans recognized in capital reserve		39	2,212	0
Deferred tax assets arising from share based payments in equity		1,012
Indefinitely reinvested and associated with investments in subsidiaries, deferred tax liabilities have not been recognized		972	€ 770	€ 397
Total Expenses recognized due to corporate restructuring and the exit event triggered by the IPO for share based payments		245,300
Expenses recognized cumulatively through profit or loss		18,900
Expenses recognized cumulatively through profit or loss of reporting period		4,300
Expenses recognized cumulatively through profit or loss of prior period		14,600
Expenses not affecting profit or loss		226,400
Transaction costs in respect of the capital increases were debited to capital reserves		18,900
Amount of deductible temporary differences not recognized over P&L of reporting period		€ 10,100
Forecast
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Effects on deferred tax assets	€ 4,600
Percenatge of effects on deferred tax assets credited to equity	51.00%
Percenatge of effects on deferred tax assets credited to profit or loss	49.00%